5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Portugal - Alvalade
Exploration and Evaluation assets acquisition costs	$ 167,920	$ 167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	(385,279)	(351,300)
Cumulative Mineral Exploration Expenses since acquisition	(825,377)	(440,098)
Portugal - Alvalade | Office and administrative fees
Mineral Exploration Expenses	0	214
Cumulative Mineral Exploration Expenses since acquisition	254,272	254,272
Portugal - Alvalade | Geological salaries and consulting
Mineral Exploration Expenses	28,881	24,589
Cumulative Mineral Exploration Expenses since acquisition	6,614,351	6,585,470
Portugal - Alvalade | Insurance
Cumulative Mineral Exploration Expenses since acquisition	25,975	25,469
Portugal - Alvalade | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	606,084	606,084
Portugal - Alvalade | Site costs
Mineral Exploration Expenses	1,474	158
Cumulative Mineral Exploration Expenses since acquisition	195,837	194,363
Portugal - Alvalade | Travel
Mineral Exploration Expenses	2,399	2,451
Cumulative Mineral Exploration Expenses since acquisition	246,294	243,895
Portugal - Alvalade | Reimbursements from optionee
Mineral Exploration Expenses	(418,539)	(378,861)
Cumulative Mineral Exploration Expenses since acquisition	(9,758,449)	(9,339,910)
Portugal - Alvalade | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	361,864	361,864
Portugal - Alvalade | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	17,178	17,178
Portugal - Alvalade | Drilling
Cumulative Mineral Exploration Expenses since acquisition	610,197	610,197
Portugal - Alvalade | Geology work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	1,020	1,020
Portugal - Alvalade | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4,145,186	4,145,186
Portugal - Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	279,739	279,739
Portugal - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	6,317,147	6,317,147
Portugal - Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	52,112	52,112
Portugal - Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	596,896	596,896
Portugal - Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	244,377	244,377
Portugal - Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	247,277	247,277
Portugal - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(4,890,826)	(4,890,826)
Portugal - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	693,608	693,608
Portugal - Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	98,722	98,722
Portugal - Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	472,513	472,513
Portugal - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	1,244	1,244
Portugal - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	(1,136)	(64,660)
Cumulative Mineral Exploration Expenses since acquisition	78,728	79,864
Kosovo - Slivovo | Office and administrative fees
Mineral Exploration Expenses	2,964	2,437
Cumulative Mineral Exploration Expenses since acquisition	83,665	83,665
Kosovo - Slivovo | Geological salaries and consulting
Mineral Exploration Expenses	12,884	13,338
Cumulative Mineral Exploration Expenses since acquisition	170,571	157,687
Kosovo - Slivovo | Insurance
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Rent
Mineral Exploration Expenses	11,629	6,068
Cumulative Mineral Exploration Expenses since acquisition	53,787	42,158
Kosovo - Slivovo | Site costs
Mineral Exploration Expenses	879	1,321
Cumulative Mineral Exploration Expenses since acquisition	189,450	188,571
Kosovo - Slivovo | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	63,047	63,047
Kosovo - Slivovo | Reimbursements from optionee
Mineral Exploration Expenses	(29,492)	(103,591)
Cumulative Mineral Exploration Expenses since acquisition	(3,022,135)	(2,992,643)
Kosovo - Slivovo | Assaying
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	23,469	20,505
Kosovo - Slivovo | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Drilling
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Geology work
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Report
Mineral Exploration Expenses		15,767
Cumulative Mineral Exploration Expenses since acquisition	39.999	39.999
Kosovo - Slivovo | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	1,787,017	1,787,017
Kosovo - Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	101,624	101,624
Kosovo - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	720,879	720,879
Kosovo - Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	15,007	15,007
Kosovo - Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	88,221	88,221
Kosovo - Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	194,582	194,582
Kosovo - Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	22,478	22,478
Kosovo - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	65,936	65,936
Kosovo - Others | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	206,975	206,975
Kosovo - Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	13,958	13,958
Kosovo - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	500,931	500,931
Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	68,446	68,446
Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	12,359
Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	20,560	20,560
Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	8,865	8,865
Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	15,326	15,326
Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	10,846	10,846
Others | Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	4	4
Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	364,525	364,525
Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Exploration and Evaluation assets acquisition costs	167,920	167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	(386,415)	(415,960)
Cumulative Mineral Exploration Expenses since acquisition	5,686,485	6,072,900
Office and administrative fees
Mineral Exploration Expenses	2,964	2,651
Cumulative Mineral Exploration Expenses since acquisition	787,746	787,746
Geological salaries and consulting
Mineral Exploration Expenses	41,765	37,927
Cumulative Mineral Exploration Expenses since acquisition	13,835,307	13,793,542
Insurance
Cumulative Mineral Exploration Expenses since acquisition	107,698	107,192
Rent
Mineral Exploration Expenses	11,629	6,068
Cumulative Mineral Exploration Expenses since acquisition	1,365,548	1,353,919
Site costs
Mineral Exploration Expenses	2,353	1,479
Cumulative Mineral Exploration Expenses since acquisition	833,111	830,758
Travel
Mineral Exploration Expenses	2,399	2,451
Cumulative Mineral Exploration Expenses since acquisition	594,422	592,023
Reimbursements from optionee
Mineral Exploration Expenses	(448,031)	(482,452)
Cumulative Mineral Exploration Expenses since acquisition	(17,716,568)	(17,268,537)
Assaying
Cumulative Mineral Exploration Expenses since acquisition	374,757	374,757
Concession fees and taxes
Cumulative Mineral Exploration Expenses since acquisition	1,285,920	1,282,956
Depreciation
Cumulative Mineral Exploration Expenses since acquisition	115,900	115,900
Drilling
Cumulative Mineral Exploration Expenses since acquisition	2,262,927	2,262,927
Geology work
Cumulative Mineral Exploration Expenses since acquisition	1,690,999	1,690,999
Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	74,380	74,380
Report
Mineral Exploration Expenses		15,767
Cumulative Mineral Exploration Expenses since acquisition	39,999	39,999
Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	$ 34,339	$ 34,339